UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)                     (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1: Report(s) to Shareholders.

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm

Balanced Semiannual report dated June 30, 2011

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

During the six-month period that ended June 30, 2011, accommodative Federal Reserve policies, rising commodity prices, sluggish economic growth, natural disasters, and political turmoil roiled investment markets. Stocks and bonds generally saw positive results and money market funds continued to generate historically low yields.

The Federal Reserve (the Fed) maintained its accommodative monetary policy to ease money supply, maintain low short-term lending rates, and spur economic and job growth. Dubbed “Quantitative Easing (QE2),” the Fed’s program planned to purchase up to $600 billion in Treasury securities between late 2010 and June 30, 2011. The Fed’s policies helped keep short-term rates near 0% during the first half of the year, but there is fear that the policies also created inflationary pressure on prices of commodities and other assets. Rising food prices helped fan political upheaval in Northern Africa and the Middle East, which caused concerns about oil supplies and pushed prices over $100 a barrel.

Despite the actions of the Fed and QE2, economic growth in the United States disappointed investors in the first quarter of 2011. Growth of gross domestic product dipped to an annual rate of 0.4% for the quarter after a 2.3% growth rate during the last quarter of 2010. Unemployment continued to hover near 9% even as many corporations reported better than expected earnings in the first quarter of 2011. Languishing job and housing markets, rising gas prices, and Japan’s disastrous earthquake and tsunami in March all dampened economic activity.

In addition to disappointing economic growth, high levels of debt and spending became subjects of debate in the United States as new data highlighted the economy’s continuing softness in the face of burgeoning federal and state deficits. In April, Standard & Poor’s weighed in on the debt debate when it lowered its outlook on U.S. government debt to “negative” from “stable.”

Government debt also continued to raise concerns in Europe. Political demonstrations erupted in Greece in reaction to austerity programs the government undertook to rein in its budget, reduce its heavy load of sovereign debt, and avoid default. Greece’s financial woes weighed heavily on stock, bond, and money markets. Investors worried that major European banks with exposure to Greek debt might experience losses under certain outcomes in the Greek crisis and trigger financial instability across the globe.

In spite of these events, both stock and bond markets delivered positive investment returns for the report period, while money market rates remained close to zero. Bond markets rallied in response to weak economic data and U.S. equity markets were surprisingly resilient despite the sluggish economy and political turmoil abroad. A discussion of some of the market sectors follows in the sections below:

U.S. Equities: Stock markets sagged early in the period because of the weak labor environment, fears about the end of the Fed’s QE2 program, and uncertainty about the sovereign debt crisis in Greece and Europe but they gained ground at the end of the period. The S&P 500 Index was up 6.02% for the six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

6.02%	S&P 500® Index: measures U.S. large-cap stocks

6.21%	Russell 2000® Index: measures U.S. small-cap stocks

5.35%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.72%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.06%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Growth Portfolio II 1

The Investment Environment continued

International Equities: International stock markets labored under worries that a Greek default could destabilize some European banks and that Portugal and Spain might be the next countries to wobble under their debt loads. The end of the second quarter finished positively. As measured by the MSCI EAFE Index, international equities in developed markets posted investment returns of 5.35% for the period.

Bonds: In the bond markets, the top-performing sector was Treasury Inflation-Protected Securities (TIPS), up 5.81% for the six-month period, as measured by the Barclays Capital U.S. TIPS Index. Falling nominal and real yields during the first half of 2011 and rising inflation resulted in price appreciation for TIPS. The Barclays Capital U.S. Aggregate Bond Index returned 2.72% for the period. Falling yields also contributed to the performance of U.S. Treasuries across all maturity segments. The Barclays Capital U.S. Treasury 1-3 Year Index returned 0.85%; the Barclays Capital U.S. Treasury 7-10 Year Index returned 3.58%; and the Barclays Capital U.S. Treasury Long Index returned 2.32%.

Taxable Money Markets: Yields on money market funds hovered near 0% in reaction to the Fed’s quantitative easing. Strong demand and a thin supply of short-term securities also pressured yields lower. Changes to money fund regulations adopted by the Securities and Exchange Commission in 2010 require taxable money funds to maintain 10% of their portfolios in daily liquid assets and all money funds to maintain 30% of their portfolios in weekly liquid assets. The new rules continued to drive up demand for short term instruments among money managers and kept rates low.

Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

2 Schwab MarketTrack Growth Portfolio II

Portfolio Management

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He was appointed portfolio manager in 2011. Since 2007, he has been a portfolio manager with the Schwab Institutional Asset Management team.

Schwab MarketTrack Growth Portfolio II 3

Schwab MarketTrack Growth Portfolio II™

Performance Summary as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	5.34%	26.19%	3.47%	4.17%
Growth Composite Index	5.26%	25.87%	3.87%	4.67%
S&P 500® Index	6.02%	30.69%	2.94%	2.72%
Barclays Capital U.S. Aggregate Bond Index	2.72%	3.90%	6.52%	5.74%
Fund Category: Morningstar Large-Cap Blend	4.45%	28.15%	1.19%	1.75%

Portfolio Expense Ratio4: Net 0.69%; Gross 0.96%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[5]	3%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.2%
Small-Cap Stocks	20.1%
International Stocks	20.1%
Bonds	14.7%
Short-Term Investments	4.9%
Total	100.0%

 Top Holdings % of Net Assets6

Schwab S&P 500 Index Fund	30.2%
Schwab International Index Fund	20.1%
Schwab Small-Cap Index Fund	20.1%
Schwab Total Bond Market Fund	14.7%
Schwab 1000 Index Fund	10.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares	3.5%
Total	98.6%

Average annual return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolio invests. The annualized weighted average expense ratio of the Underlying Funds was 0.19%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/13. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

4 Schwab MarketTrack Growth Portfolio II

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2011 and held through June 30, 2011.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/11	at 6/30/11	1/1/11–6/30/11

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000	$1,053.40	$2.55
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights. The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/11–		1/1/10–	1/1/09–	1/1/08–	1/1/07–	1/1/06–
	6/30/11*		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.89		13.40	11.09	17.76	17.64	15.53

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.20 [1]	0.25	0.36	0.37	0.33
Net realized and unrealized gains (losses)	0.81		1.62	2.41	(5.95)	0.63	2.00

Total from investment operations	0.80		1.82	2.66	(5.59)	1.00	2.33
Less distributions:
Distributions from net investment income	(0.26)		(0.33)	(0.35)	(0.41)	(0.45)	(0.22)
Distributions from net realized gains	—		—	—	(0.67)	(0.43)	—

Total distributions	(0.26)		(0.33)	(0.35)	(1.08)	(0.88)	(0.22)

Net asset value at end of period	15.43		14.89	13.40	11.09	17.76	17.64

Total return (%)	5.34	[2]	13.62	24.02	(31.35)	5.64	15.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.50	[4]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[3]	0.82	[4]	0.77	0.77	0.73	0.67	0.70
Net investment income (loss)	(0.07)[4]		1.41	2.03	2.23	2.06	2.28
Portfolio turnover rate	3	[2]	22	12	14	6	33
Net assets, end of period ($ x 1,000,000)	31		29	36	30	48	46

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Other Investment Companies	24,981,020	30,536,075
1.4%	Short-Term Investment	445,630	445,630

100.0%	Total Investments	25,426,650	30,981,705
0.0%	Other Assets and Liabilities, Net		(6,137)

100.0%	Net Assets		30,975,568

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.6% of net assets

Equity Funds 80.4%

International 20.1%
Schwab International Index Fund (a)	340,412	6,226,130

Large-Cap 40.2%
Schwab 1000 Index Fund (a)	78,295	3,088,736
Schwab S&P 500 Index Fund (a)	451,997	9,374,428

		12,463,164

Small-Cap 20.1%
Schwab Small-Cap Index Fund (a)	273,721	6,213,464

		24,902,758

Fixed-Income Fund 14.7%

Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	490,104	4,548,169

Money Market Fund 3.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,085,148	1,085,148

Total Other Investment Companies
(Cost $24,981,020)		30,536,075

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
Citibank
0.03%, 07/01/11	445,630	445,630

Total Short-Term Investment
(Cost $445,630)		445,630

End of Investments.

At 06/30/11, the tax basis cost of the fund’s investments was $26,127,245 and the unrealized appreciation and depreciation were $4,854,460 and ($0), respectively, with a net unrealized appreciation of $4,854,460.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds and stocks, at value (cost $24,981,020)		$30,536,075
Investments in unaffiliated issuers, (cost $445,630)	+	445,630

Total investments, at value (cost $25,426,650)		30,981,705
Receivables:
Fund shares sold		41,164
Dividends		11,229
Prepaid expenses	+	125

Total assets		31,034,223

Liabilities

Payables:
Investments bought		11,258
Fund shares redeemed		1,737
Investment adviser and administrator fees		383
Accrued expenses	+	45,277

Total liabilities		58,655

Net Assets

Total assets		31,034,223
Total liabilities	−	58,655

Net assets		$30,975,568

Net Assets by Source
Capital received from investors		26,633,133
Distributions in excess of net investment income		(10,344)
Net realized capital losses		(1,202,276)
Net unrealized capital gains		5,555,055

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$30,975,568		2,007,549		$15.43

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds and Stocks		$64,893
Interest	+	68

Total investment income		64,961

Expenses

Investment adviser fees		66,248
Professional fees		19,179
Shareholder reports		15,244
Accounting and administration fees		8,524
Trustees’ fees		7,124
Transfer agent fees		4,671
Custodian fees		1,726
Other expenses	+	892

Total expenses		123,608
Expense reduction by CSIM	−	48,326

Net expenses	−	75,282

Net investment loss		(10,321)

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		38,349
Net realized losses on investments	+	(631)

Net realized gains		37,718
Net unrealized gains on affiliated underlying funds		1,513,004
Net unrealized gains on investments	+	1,447

Net unrealized gains	+	1,514,451

Net realized and unrealized gains		1,552,169

Increase in net assets resulting from operations		$1,541,848

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			1/1/10-12/31/10
Net investment income (loss)		($10,321)	$503,414
Net realized gains		37,718	2,131,453
Net unrealized gains	+	1,514,451	1,561,320

Increase in net assets from operations		1,541,848	4,196,187

Distributions to Shareholders

Distributions from net investment income		($503,156)	($631,201)

Transactions in Fund Shares

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		147,515	$2,289,120	303,390	$4,292,132
Shares reinvested		32,609	503,156	43,086	631,201
Shares redeemed	+	(138,284)	(2,123,547)	(1,059,093)	(15,105,890)

Net transactions in fund shares		41,840	$668,729	(712,617)	($10,182,557)

Shares Outstanding and Net Assets

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,965,709	$29,268,147	2,678,326	$35,885,718
Total increase or decrease	+	41,840	1,707,421	(712,617)	(6,617,571)

End of period		2,007,549	$30,975,568	1,965,709	$29,268,147

(Distributions in excess of net investment income)/Net investment income not yet distributed			($10,344)		$503,133

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio

The Schwab MarketTrack Growth Portfolio II is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net assets value of the underlying fund.

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at closing net asset value (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The

 11

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies	$30,536,075	$—	$—	$30,536,075
Short-Term Investment(a)	—	445,630	—	445,630

Total	$30,536,075	$445,630	$—	$30,981,705

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value

12

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The fund has adopted the new guidance for the period ended June 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund may record certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks as discussed in the fund’s prospectus, including, but not limited to, those described below:

The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

 13

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that you could lose money.

The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

As an index fund, each underlying fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Many of the risks of the underlying funds are associated with its investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more

14

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

Although this agreement specifies certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the fund to limit the total annual fund reporting expenses, excluding interest, taxes and certain non-routine expenses, to 0.50% through April 29, 2013, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2011, the percentages of shares of other related funds owned by the MarketTrack Growth Portfolio II Fund are:

Equity Funds:

International:
Schwab International Index Fund	0.4%
Large-Cap:
Schwab 1000 Index Fund	0.1%
Schwab S&P 500 Index Fund	0.1%
Small-Cap:
Schwab Small-Cap Index Fund	0.4%

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	0.5%

Money Market Fund:
Schwab Value Advantage Money Fund	0.0%	*

*	Less than 0.1%.

 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2011, the total aggregate security transactions with other Schwab Funds were $11.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2011.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received
	Shares Held	Gross	Gross	Shares Held	Value at	1/1/11 to	1/1/11 to
Underlying Funds	at 12/31/10	Additions	Sales	at 06/30/11	12/31/10	06/30/11	06/30/11

Equity Funds:

International:
Schwab International Index Fund	341,377	10,258	(11,223)	340,412	$6,226,130	$13,138	$—
Large-Cap:
Schwab 1000 Index Fund	78,605	991	(1,301)	78,295	3,088,736	2,225	—
Schwab S&P 500 Index Fund	448,788	13,135	(9,926)	451,997	9,374,428	(3,551)	—
Small-Cap:
Schwab Small-Cap Index Fund	278,682	8,657	(13,618)	273,721	6,213,464	33,074	—

Fixed-Income Fund:
Schwab Total Bond Market Fund	477,753	41,937	(29,586)	490,104	4,548,169	(6,537)	64,384

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,084,655	493	—	1,085,148	1,085,148	—	509

Total					$30,536,075	$38,349	$64,893

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

The trust’s Board of Trustees oversees the general conduct of the trust and the fund. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$1,064,283	$1,026,639

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2010, the fund had capital loss carryforwards of $545,889 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, the fund had capital losses utilized of $2,110,548 and no capital losses deferred.

As of June 30, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 17

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab MarketTrack Growth Portfolio II, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of continuance of the Agreement with respect to the fund at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreement with respect to the fund for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreement with respect to the fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2.	the fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported renewal of the Agreement with respect to the fund.

Fund Performance. The Board considered the fund’s performance in determining whether to renew the Agreement with respect to the fund. Specifically, the Trustees considered the fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the fund, the Trustees considered both risk and shareholder risk expectations for the fund and the appropriateness of the benchmark used to compare the performance of the fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full

18

deliberations, that the performance of the fund supported renewal of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreement with respect to the fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 19

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

20

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 21

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

22

Money Market
Schwab Money Market Portfoliotm

Money Market Semiannual report dated June 30, 2011

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

During the six-month period that ended June 30, 2011, some notable market conditions held money market yields to historically low levels. Investment markets saw accommodative Federal Reserve policies, rising commodity prices, sluggish economic growth, natural disasters and political turmoil.

The Federal Reserve (the Fed) maintained its accommodative monetary policy to ease money supply, maintain low short-term lending rates, and spur economic and job growth. Dubbed “Quantitative Easing 2 (QE2),” the Fed’s program planned to purchase up to $600 billion in Treasury securities between late 2010 and June 30, 2011. The Fed’s policies helped keep short-term rates near 0% during the first half of the year, but fears arose that the policies also created inflationary pressure on prices of commodities and other assets. Rising food prices helped fan political upheaval in Northern Africa and the Middle East, which caused concerns about oil supplies and pushed prices over $100 a barrel.

Despite the actions of the Fed and QE2, economic growth in the United States disappointed investors in the first quarter of 2011. Growth of gross domestic product dipped to an annual rate of 0.4% for the quarter after a 2.3% growth rate during the last quarter of 2010. Unemployment continued to hover near 9% even as many corporations reported better than expected earnings in the first quarter of 2011. Languishing job and housing markets, rising gas prices, and natural disasters, such as Japan’s earthquake and tsunami in March, all dampened economic activity.

In addition to disappointing economic growth, high levels of debt and spending became subjects of debate in the United States as new data highlighted the economy’s continuing softness in the face of burgeoning federal and state deficits. In April, Standard & Poor’s weighed in on the debt debate when it lowered its outlook on U.S. government debt to “negative” from “stable.”

Government debt also continued to raise concerns in Europe. Political demonstrations erupted in Greece in reaction to austerity programs the government undertook to rein in its budget, reduce its heavy load of sovereign debt, and avoid default. Greece’s financial woes weighed heavily on stock, bond, and money markets. Investors worried that major European banks with exposure to Greek debt might experience losses under certain outcomes in the Greek crisis and trigger financial instability across the globe.

As a result of these factors, money market rates remained close to zero during the report period. U.S. bond markets rallied in response to weak economic data and the flight to safety from global political turmoil. U.S. equity markets were surprisingly resilient despite the sluggish economy and political turmoil abroad. A discussion of some of the market sectors follows in the sections below:

Taxable Money Markets: Yields on taxable money market funds hovered near 0% in reaction to the Fed’s quantitative easing. Strong demand and a thin supply of short-term securities also pressured yields lower. Changes to money fund regulations adopted by the Securities and Exchange Commission in 2010 require taxable money funds to maintain 10% of their portfolios in daily liquid assets and all money funds to maintain 30% of their portfolios in weekly liquid assets. The new rules continued to drive up demand for short-term instruments among money managers and kept rates low.

Municipal Money Markets: Yields for tax-exempt money funds fell to all time lows, as buyers who generally focus on taxable instruments purchased tax-exempt securities to seek higher yields. Meanwhile, states and municipalities made headlines as they continued to struggle to balance their budgets.

Bonds: In the bond markets, falling nominal and real yields during the first half of 2011 contributed to the performance of U.S. Treasury securities across all maturity segments. The top-performing sector was Treasury Inflation-Protected Securities (TIPS), up 5.81% for the six- month period, as measured by the Barclays Capital U.S. TIPS Index. The Barclays Capital U.S. Aggregate Bond Index returned 2.72% for the period.

Equities: Stock markets sagged early in the period but finished positively. The S&P 500 Index returned 6.02% for the six-month period and international equities in developed markets posted investment returns of 5.35%, as measured by the MSCI EAFE Index.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab Money Market Portfoliotm 1

Portfolio Management

Lynn Paschen, a managing director and portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. She joined the firm in 2011 and has managed money market funds since 2003.

2 Schwab Money Market Portfoliotm

Schwab Money Market Portfoliotm

Performance and Fund Facts as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Seven-Day Yields1,2

Schwab Money
Market Portfolio

Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

 Portfolio Composition by Maturity3

% of Investments

1-15 Days	34.9%
16-30 Days	14.3%
31-60 Days	27.9%
61-90 Days	4.6%
91-120 Days	12.1%
More than 120 Days	6.2%

 Statistics

Weighted Average Maturity[4]	41 Days
Credit Quality of Holdings[5] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of Investments

Government Agency Debt[6]	76.6%
Repurchase Agreement
Treasury	23.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The investment adviser and its affiliates have voluntarily waived expenses to maintain a positive net yield for the fund (voluntary expense waiver). Without the voluntary expense waiver, the fund’s yield would have been lower. The voluntary expense waiver added 0.38% to the seven-day yield. For additional details, see financial note 4.
[3]	As shown in the Portfolio Holdings section of the shareholder report.
[4]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[5]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[6]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Schwab Money Market Portfoliotm 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2011 and held through June 30, 2011.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/11	at 6/30/11	1/1/11–6/30/11

Schwab Money Market Portfoliotm
Actual Return	0.13%	$1,000	$1,000.10	$0.64
Hypothetical 5% Return	0.13%	$1,000	$1,024.15	$0.65

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab Money Market Portfoliotm

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/11–		1/1/10–	1/1/09–		1/1/08–	1/1/07–	1/1/06–
	6/30/11*		12/31/10	12/31/09		12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00 [1]	0.00	[1]	0.02	0.05	0.05
Net realized and unrealized gains (losses)	—		(0.00)[1]	0.00	[1]	—	—	—

Total from investment operations	0.00	[1]	0.00 [1]	0.00	[1]	0.02	0.05	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]	(0.00)[1]		(0.02)	(0.05)	(0.05)
Distributions from net realized gains	—		(0.00)[1]	—		—	—	—

Total distributions	(0.00)[1]		(0.00)[1]	(0.00)[1]		(0.02)	(0.05)	(0.05)

Net asset value at end of period	1.00		1.00	1.00		1.00	1.00	1.00

Total return (%)	0.01	[2]	0.05	0.10		2.12	4.74	4.61

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3,4]	0.18 [4]	0.34	[4,5]	0.42	0.44	0.46
Gross operating expenses	0.46	[3]	0.46	0.47		0.42	0.44	0.46
Net investment income (loss)	0.01	[3]	0.01	0.12		2.06	4.62	4.55
Net assets, end of period ($ x 1,000,000)	139		149	163		268	215	159

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
5 The ratio of net operating expenses would have been 0.31% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 5

 Schwab Money Market Portfolio

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

76.8%		Fixed-Rate Obligations	106,774,452	106,774,452
23.5%		Repurchase Agreements	32,630,635	32,630,635

100.3%		Total Investments	139,405,087	139,405,087
(0	.3)%	Other Assets and Liabilities, Net		(370,205)

100.0%		Net Assets		139,034,882

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 76.8% of net assets

Government Agency Debt 76.8%
Fannie Mae
		0.08%		07/13/11	3,000,000	2,999,920
		0.09%		08/03/11	1,200,000	1,199,901
		0.12%		08/08/11	2,000,000	1,999,747
		0.02%		08/09/11	1,191,000	1,190,981
		0.09%		08/10/11	1,000,000	999,900
		0.11%		09/14/11	1,000,000	999,771
		0.11%		09/28/11	1,000,000	999,728
		0.11%		11/02/11	2,356,000	2,355,148
		0.12%		11/02/11	2,200,000	2,199,091
		0.12%		11/14/11	1,000,000	999,547
Farm Credit System
		4.25%		07/11/11	1,000,000	1,001,138
		0.21%		07/25/11	4,000,000	3,999,440
		0.11%		10/13/11	3,500,000	3,498,888
		0.12%		10/24/11	2,000,000	1,999,233
Federal Home Loan Bank
		0.08%		07/08/11	2,010,000	2,009,969
		0.08%		07/13/11	4,500,000	4,499,887
		0.10%		07/22/11	5,000,000	4,999,708
		1.63%		07/27/11	4,020,000	4,024,548
		0.06%		08/02/11	1,000,000	999,947
		0.07%		08/03/11	1,500,000	1,499,904
		0.03%		08/05/11	3,500,000	3,499,898
		0.09%		08/05/11	1,500,000	1,499,869
		0.09%		08/09/11	1,500,000	1,499,854
		0.09%		08/10/11	1,300,000	1,299,870
		5.00%		09/09/11	4,370,000	4,410,612
		0.30%		10/05/11	1,000,000	1,000,476
		0.12%		11/14/11	1,000,000	999,547
		0.32%		02/01/12	1,000,000	999,982
Freddie Mac
		0.08%		07/07/11	1,500,000	1,499,980
		0.07%		07/08/11	1,000,000	999,986
		0.06%		07/18/11	1,000,000	999,972

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		07/18/11	1,500,000	1,499,894
		0.08%		07/25/11	1,000,000	999,947
		0.04%		07/26/11	2,000,000	1,999,944
		0.01%		07/29/11	1,400,000	1,399,989
		0.03%		08/10/11	1,700,000	1,699,943
		1.25%		08/15/11	2,000,000	2,002,807
		0.06%		08/17/11	6,692,000	6,691,476
		0.07%		08/17/11	1,000,000	999,908
		0.02%		08/22/11	2,050,000	2,049,941
		0.14%		08/23/11	3,000,000	2,999,382
		0.10%		08/29/11	1,300,000	1,299,787
		0.09%		09/30/11	2,000,000	1,999,545
		0.11%		10/04/11	2,910,000	2,909,155
		0.11%		10/07/11	1,500,000	1,499,551
		0.11%		10/11/11	2,000,000	1,999,377
		0.17%		10/19/11	2,000,000	1,998,961
		0.12%		11/14/11	1,147,000	1,146,480
Straight A Funding, LLC
	a,b,c,d	0.20%		07/07/11	3,000,000	2,999,900
	a,b,c,d	0.18%		08/05/11	3,000,000	2,999,475
	a,b,c,d	0.17%		08/10/11	2,393,000	2,392,548

Total Fixed-Rate Obligations
(Cost $106,774,452)						106,774,452

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 23.5% of net assets

Treasury Repurchase Agreement 23.5%
BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $15,300,054, issued 06/30/11, due 07/01/11.		0.01%		07/01/11	15,000,004	15,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $17,985,047, issued 06/30/11, due 07/01/11.		0.01%		07/01/11	17,630,640	17,630,635

Total Repurchase Agreements
(Cost $32,630,635)						32,630,635

End of Investments.

At 06/30/11, the tax basis cost of the fund’s investments was $139,405,087.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,391,923 or 6.0% of net assets.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

See financial notes 7

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments, at cost and value		$106,774,452
Repurchase agreements, at cost and value	+	32,630,635

Total investments, at cost and value (Note 2a)		139,405,087
Receivables:
Interest		127,235
Fund shares sold		120,304
Due from adviser		334
Prepaid expenses	+	369

Total assets		139,653,329

Liabilities

Payables:
Fund shares redeemed		566,478
Distributions to shareholders		570
Accrued expenses	+	51,399

Total liabilities		618,447

Net Assets

Total assets		139,653,329
Total liabilities	−	618,447

Net assets		$139,034,882

Net Assets by Source
Capital received from investors		139,035,942
Net realized capital losses		(1,060)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$139,034,882		139,082,767		$1.00

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Interest		$100,767

Expenses

Investment adviser and administrator fees		244,870
Professional fees		20,696
Portfolio accounting fees		18,945
Trustees’ fees		13,225
Shareholder reports		12,588
Transfer agent fees		5,245
Custodian fees		5,080
Other expenses	+	3,118

Total expenses		323,767
Expense reduction by CSIM	−	229,972
Custody credits	−	14

Net expenses	−	93,781

Net investment income		6,986

Increase in net assets resulting from operations		$6,986

See financial notes 9

 Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			1/1/10-12/31/10
Net investment income		$6,986	$15,653
Net realized losses	+	—	(1,060)

Increase in net assets from operations		6,986	14,593

Distributions to Shareholders

Distributions from net investment income		(6,986)	(15,653)
Distributions from net realized gains	+	—	(58,499)

Total distributions		(6,986)	(74,152)

Transactions in Fund Shares*

Shares sold		61,608,757	137,723,954
Shares reinvested		6,438	74,148
Shares redeemed	+	(71,336,683)	(152,235,909)

Net transactions in fund shares		(9,721,488)	(14,437,807)

Net Assets

Beginning of period		148,756,370	163,253,736
Total decrease	+	(9,721,488)	(14,497,366)

End of period		$139,034,882	$148,756,370

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

10 See financial notes

 Schwab Money Market Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money

 11

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The fund has adopted the new guidance for the period ended June 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that the fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit of the repurchase agreement counterparty.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the

12

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund declares distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

 13

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a fund investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the portfolio if the other party should default on its obligations and the portfolio is delayed or prevented from recovering or disposing of the collateral. The negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintains limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a portfolio owns do not extend to shares of the portfolio itself.

The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

14

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

Contractual Expense Limitation

Although the foregoing agreement specifies certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses to 0.5% through April 29, 2013, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of June 30, 2011, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	Total

Schwab Money Market Portfolio	$267,054	$426,637	$224,727	$918,418

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2011, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

The trust’s Board of Trustees oversees the general conduct of the trust and the fund. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

 15

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2010, the fund had capital loss carryforwards of $1,060 available to offset net capital gains before the expiration date of December 31, 2018.

For tax purposes, realized net capital losses incurred after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2010, the fund had no capital losses deferred and capital losses utilized.

As of June 30, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

16

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Money Market Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of continuance of the Agreement with respect to the fund at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreement with respect to the fund for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreement with respect to the fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2.	the fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported renewal of the Agreement with respect to the fund.

Fund Performance. The Board considered the fund’s performance in determining whether to renew the Agreement with respect to the fund. Specifically, the Trustees considered the fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the fund, the Trustees considered both risk and shareholder risk expectations for the fund and the appropriateness of the benchmark used to compare the performance of the fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full

 17

deliberations, that the performance of the fund supported renewal of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreement with respect to the fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

18

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 19

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

20

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 21

Notes

Large-Cap Blend
Schwab S&P 500 Index Portfolio

Large-Cap Semiannual report dated June 30, 2011

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

During the six-month period that ended June 30, 2011, accommodative Federal Reserve policies, rising commodity prices, sluggish economic growth, natural disasters, and political turmoil roiled investment markets. Stocks and bonds generally saw positive results and money market funds continued to generate historically low yields.

The Federal Reserve (the Fed) maintained its accommodative monetary policy to ease money supply, maintain low short-term lending rates, and spur economic and job growth. Dubbed “Quantitative Easing (QE2),” the Fed’s program planned to purchase up to $600 billion in Treasury securities between late 2010 and June 30, 2011. The Fed’s policies helped keep short-term rates near 0% during the first half of the year, but there is fear that the policies also created inflationary pressure on prices of commodities and other assets. Rising food prices helped fan political upheaval in Northern Africa and the Middle East, which caused concerns about oil supplies and pushed prices over $100 a barrel.

Despite the actions of the Fed and QE2, economic growth in the United States disappointed investors in the first quarter of 2011. Growth of gross domestic product dipped to an annual rate of 0.4% for the quarter after a 2.3% growth rate during the last quarter of 2010. Unemployment continued to hover near 9% even as many corporations reported better than expected earnings in the first quarter of 2011. Languishing job and housing markets, rising gas prices, and Japan’s disastrous earthquake and tsunami in March all dampened economic activity.

In addition to disappointing economic growth, high levels of debt and spending became subjects of debate in the United States as new data highlighted the economy’s continuing softness in the face of burgeoning federal and state deficits. In April, Standard & Poor’s weighed in on the debt debate when it lowered its outlook on U.S. government debt to “negative” from “stable.”

Government debt also continued to raise concerns in Europe. Political demonstrations erupted in Greece in reaction to austerity programs the government undertook to rein in its budget, reduce its heavy load of sovereign debt, and avoid default. Greece’s financial woes weighed heavily on stock, bond, and money markets. Investors worried that major European banks with exposure to Greek debt might experience losses under certain outcomes in the Greek crisis and trigger financial instability across the globe.

In spite of these events, both stock and bond markets delivered positive investment returns for the report period, while money market rates remained close to zero. Bond markets rallied in response to weak economic data and U.S. equity markets were surprisingly resilient despite the sluggish economy and political turmoil abroad. A discussion of some of the market sectors follows in the sections below:

U.S. Equities: Stock markets sagged early in the period because of the weak labor environment, fears about the end of the Fed’s QE2 program, and uncertainty about the sovereign debt crisis in Greece and Europe but they gained ground at the end of the period. The S&P 500 Index was up 6.02% for the six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

6.02%	S&P 500® Index: measures U.S. large-cap stocks

6.21%	Russell 2000® Index: measures U.S. small-cap stocks

5.35%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.72%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.06%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab S&P 500 Index Portfolio 1

The Investment Environment continued

International Equities: International stock markets labored under worries that a Greek default could destabilize some European banks and that Portugal and Spain might be the next countries to wobble under their debt loads. The end of the second quarter finished positively. As measured by the MSCI EAFE Index, international equities in developed markets posted investment returns of 5.35% for the period.

Bonds: In the bond markets, the top-performing sector was Treasury Inflation-Protected Securities (TIPS), up 5.81% for the six-month period, as measured by the Barclays Capital U.S. TIPS Index. Falling nominal and real yields during the first half of 2011 and rising inflation resulted in price appreciation for TIPS. The Barclays Capital U.S. Aggregate Bond Index returned 2.72% for the period. Falling yields also contributed to the performance of U.S. Treasuries across all maturity segments. The Barclays Capital U.S. Treasury 1-3 Year Index returned 0.85%; the Barclays Capital U.S. Treasury 7-10 Year Index returned 3.58%; and the Barclays Capital U.S. Treasury Long Index returned 2.32%.

Taxable Money Markets: Yields on money market funds hovered near 0% in reaction to the Fed’s quantitative easing. Strong demand and a thin supply of short-term securities also pressured yields lower. Changes to money fund regulations adopted by the Securities and Exchange Commission in 2010 require taxable money funds to maintain 10% of their portfolios in daily liquid assets and all money funds to maintain 30% of their portfolios in weekly liquid assets. The new rules continued to drive up demand for short term instruments among money managers and kept rates low.

Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

2 Schwab S&P 500 Index Portfolio

Portfolio Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab S&P 500 Index Portfolio 3

Schwab S&P 500 Index Portfolio

Performance Summary as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	5.84%	30.19%	2.88%	2.54%
S&P 500® Index	6.02%	30.69%	2.94%	2.72%
Fund Category: Morningstar Large-Cap Blend	4.45%	28.15%	1.19%	1.75%

Portfolio Expense Ratio4: Net 0.28%, Gross 0.30%

 Statistics

Number of Holdings	501
Weighted Average Market Cap ($ x 1,000,000)	$88,674
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[5]	1%

 Sector Weightings % of Investments

Information Technology	17.7%
Financials	15.0%
Energy	12.6%
Health Care	11.7%
Industrials	11.2%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Materials	3.6%
Utilities	3.3%
Telecommunication Services	3.1%
Other	0.6%
Total	100.0%

 Top Holdings % of Net Assets6

Exxon Mobil Corp.	3.3%
Apple, Inc.	2.6%
Chevron Corp.	1.7%
International Business Machines Corp.	1.7%
General Electric Co.	1.6%
Microsoft Corp.	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%
The Procter & Gamble Co.	1.5%
Pfizer, Inc.	1.3%
Total	18.3%

Average annual return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/13. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

4 Schwab S&P 500 Index Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2011 and held through June 30, 2011.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/11	at 6/30/11	1/1/11–6/30/11

Schwab S&P 500 Index Portfolio
Actual Return	0.28%	$1,000	$1,058.40	$1.43
Hypothetical 5% Return	0.28%	$1,000	$1,023.41	$1.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/11–		1/1/10–	1/1/09–	1/1/08–	1/1/07–	1/1/06–
	6/30/11*		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	18.27		16.24	13.18	21.37	20.60	18.09

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.38	0.31	0.37	0.39	0.34
Net realized and unrealized gains (losses)	0.91		2.00	3.14	(8.18)	0.71	2.48

Total from investment operations	1.07		2.38	3.45	(7.81)	1.10	2.82
Less distributions:
Distributions from net investment income	(0.33)		(0.35)	(0.39)	(0.38)	(0.33)	(0.31)

Net asset value at end of period	19.01		18.27	16.24	13.18	21.37	20.60

Total return (%)	5.84	[1]	14.68	26.18	(36.56)	5.34	15.60

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.28	[2]	0.28	0.28	0.26	0.25	0.28
Gross operating expenses	0.29	[2]	0.30	0.30	0.26	0.25	0.31
Net investment income (loss)	1.70	[2]	1.79	2.10	2.10	1.74	1.67
Portfolio turnover rate	1	[1]	3	4	3	2	3
Net assets, end of period ($ x 1,000,000)	131		123	127	105	169	167

* Unaudited.
1 Not annualized.
2 Annualized.

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	85,357,144	129,948,387
0.6%	Short-Term Investments	805,142	805,143

99.6%	Total Investments	86,162,286	130,753,530
0.2%	Collateral Invested for Securities on Loan	238,761	238,761
0.2%	Other Assets and Liabilities, Net		347,357

100.0%	Net Assets		131,339,648

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	40,812	562,798
Harley-Davidson, Inc.	2,356	96,525
Johnson Controls, Inc.	7,200	299,952
The Goodyear Tire & Rubber Co. *	2,600	43,602

		1,002,877

Banks 2.7%
BB&T Corp.	7,320	196,469
Comerica, Inc.	1,930	66,720
Fifth Third Bancorp	9,805	125,014
First Horizon National Corp.	3,110	29,669
Hudson City Bancorp, Inc.	5,700	46,683
Huntington Bancshares, Inc.	9,356	61,375
KeyCorp	10,300	85,799
M&T Bank Corp.	1,271	111,784
Marshall & Ilsley Corp.	5,738	45,732
People’s United Financial, Inc.	4,600	61,824
PNC Financial Services Group, Inc.	5,611	334,472
Regions Financial Corp.	15,227	94,407
SunTrust Banks, Inc.	5,800	149,640
U.S. Bancorp	20,499	522,930
Wells Fargo & Co.	57,258	1,606,660
Zions Bancorp	2,008	48,212

		3,587,390

Capital Goods 8.6%
3M Co.	7,630	723,706
Caterpillar, Inc.	6,880	732,445
Cummins, Inc.	2,100	217,329
Danaher Corp.	5,852	310,098
Deere & Co.	4,540	374,323
Dover Corp.	2,100	142,380
Eaton Corp.	3,680	189,336
Emerson Electric Co.	8,060	453,375
Fastenal Co.	3,152	113,440
Flowserve Corp.	600	65,934
Fluor Corp.	2,000	129,320
General Dynamics Corp.	4,010	298,825
General Electric Co.	114,568	2,160,753
Goodrich Corp.	1,360	129,880
Honeywell International, Inc.	8,437	502,761
Illinois Tool Works, Inc.	5,444	307,532
Ingersoll-Rand plc	3,400	154,394
ITT Corp.	2,080	122,574
Jacobs Engineering Group, Inc. *	1,500	64,875
Joy Global, Inc.	1,100	104,764
L-3 Communications Holdings, Inc.	1,300	113,685
Lockheed Martin Corp.	3,130	253,436
Masco Corp.	3,910	47,037
Northrop Grumman Corp.	3,154	218,730
PACCAR, Inc.	3,894	198,944
Pall Corp.	1,400	78,722
Parker Hannifin Corp.	1,835	164,673
Precision Castparts Corp.	1,500	246,975
Quanta Services, Inc. *	2,500	50,500
Raytheon Co.	4,010	199,899
Rockwell Automation, Inc.	1,490	129,272
Rockwell Collins, Inc.	1,600	98,704
Roper Industries, Inc.	1,000	83,300
Snap-on, Inc.	600	37,488
Stanley Black & Decker, Inc.	1,723	124,142
Textron, Inc.	2,900	68,469
The Boeing Co.	7,996	591,144
Tyco International Ltd.	5,300	261,979
United Technologies Corp.	9,930	878,904
W.W. Grainger, Inc.	600	92,190

		11,236,237

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	1,100	42,493
Cintas Corp.	1,157	38,216
Equifax, Inc.	1,300	45,136
Iron Mountain, Inc.	2,400	81,816
Pitney Bowes, Inc.	2,300	52,877
R.R. Donnelley & Sons Co.	2,660	52,163
Republic Services, Inc.	3,236	99,831
Robert Half International, Inc.	1,550	41,896
Stericycle, Inc. *	900	80,208
The Dun & Bradstreet Corp.	600	45,324
Waste Management, Inc.	5,127	191,083

		771,043

Consumer Durables & Apparel 1.0%
Coach, Inc.	3,300	210,969
D.R. Horton, Inc.	2,500	28,800
Fortune Brands, Inc.	1,607	102,478
Harman International Industries, Inc.	800	36,456
Hasbro, Inc.	1,475	64,797
Leggett & Platt, Inc.	1,600	39,008
Lennar Corp., Class A	1,600	29,040
Mattel, Inc.	4,000	109,960
Newell Rubbermaid, Inc.	3,324	52,453

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NIKE, Inc., Class B	4,120	370,718
Polo Ralph Lauren Corp.	700	92,827
PulteGroup, Inc. *	3,365	25,776
VF Corp.	1,010	109,646
Whirlpool Corp.	933	75,871

		1,348,799

Consumer Services 1.9%
Apollo Group, Inc., Class A *	1,327	57,963
Carnival Corp.	4,622	173,926
Chipotle Mexican Grill, Inc. *	300	92,457
Darden Restaurants, Inc.	1,590	79,118
DeVry, Inc.	600	35,478
H&R Block, Inc.	3,000	48,120
International Game Technology	3,400	59,772
Marriott International, Inc., Class A	3,057	108,493
McDonald’s Corp.	11,210	945,227
Starbucks Corp.	8,120	320,659
Starwood Hotels & Resorts Worldwide, Inc.	2,240	125,530
Wyndham Worldwide Corp.	1,880	63,262
Wynn Resorts Ltd.	900	129,186
Yum! Brands, Inc.	5,000	276,200

		2,515,391

Diversified Financials 6.8%
American Express Co.	11,180	578,006
Ameriprise Financial, Inc.	2,578	148,699
Bank of America Corp.	106,767	1,170,166
Bank of New York Mellon Corp.	13,377	342,719
BlackRock, Inc.	1,000	191,810
Capital One Financial Corp.	5,180	267,651
Citigroup, Inc.	31,589	1,315,366
CME Group, Inc.	760	221,608
Discover Financial Services	5,890	157,557
E*TRADE Financial Corp. *	516	7,121
Federated Investors, Inc., Class B (c)	1,100	26,224
Franklin Resources, Inc.	1,600	210,064
IntercontinentalExchange, Inc. *	800	99,768
Invesco Ltd.	5,100	119,340
Janus Capital Group, Inc.	1,941	18,323
JPMorgan Chase & Co.	42,921	1,757,186
Legg Mason, Inc.	2,000	65,520
Leucadia National Corp.	2,300	78,430
Moody’s Corp.	2,080	79,768
Morgan Stanley	15,980	367,700
Northern Trust Corp.	2,570	118,117
NYSE Euronext	2,800	95,956
SLM Corp.	5,700	95,817
State Street Corp.	5,700	257,013
T. Rowe Price Group, Inc.	2,700	162,918
The Charles Schwab Corp. (a)	11,406	187,629
The Goldman Sachs Group, Inc.	5,417	720,948
The NASDAQ OMX Group, Inc. *	2,000	50,600

		8,912,024

Energy 12.6%
Alpha Natural Resources, Inc. *	2,532	115,054
Anadarko Petroleum Corp.	5,494	421,719
Apache Corp.	4,108	506,886
Baker Hughes, Inc.	4,821	349,812
Cabot Oil & Gas Corp.	1,000	66,310
Cameron International Corp. *	2,600	130,754
Chesapeake Energy Corp.	7,100	210,799
Chevron Corp.	21,816	2,243,558
ConocoPhillips	15,252	1,146,798
CONSOL Energy, Inc.	2,300	111,504
Denbury Resources, Inc. *	4,300	86,000
Devon Energy Corp.	4,663	367,491
Diamond Offshore Drilling, Inc.	800	56,328
El Paso Corp.	7,841	158,388
EOG Resources, Inc.	2,914	304,659
EQT Corp.	1,700	89,284
Exxon Mobil Corp.	53,176	4,327,463
FMC Technologies, Inc. *	2,600	116,454
Halliburton Co.	9,720	495,720
Helmerich & Payne, Inc.	1,100	72,732
Hess Corp.	3,210	239,980
Marathon Oil Corp.	7,664	403,740
Murphy Oil Corp.	2,132	139,987
Nabors Industries Ltd. *	3,200	78,848
National Oilwell Varco, Inc.	4,586	358,671
Newfield Exploration Co. *	1,400	95,228
Noble Corp.	2,600	102,466
Noble Energy, Inc.	1,900	170,297
Occidental Petroleum Corp.	8,900	925,956
Peabody Energy Corp.	2,800	164,948
Pioneer Natural Resources Co.	1,300	116,441
QEP Resources, Inc.	1,800	75,294
Range Resources Corp.	1,700	94,350
Rowan Cos., Inc. *	1,600	62,096
Schlumberger Ltd.	14,781	1,277,078
Southwestern Energy Co. *	3,700	158,656
Spectra Energy Corp.	7,081	194,090
Sunoco, Inc.	1,240	51,720
Tesoro Corp. *	1,800	41,238
The Williams Cos., Inc.	6,300	190,575
Valero Energy Corp.	6,160	157,511

		16,476,883

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	4,700	381,828
CVS Caremark Corp.	14,835	557,499
Safeway, Inc.	4,040	94,415
SUPERVALU, Inc. (c)	2,435	22,913
Sysco Corp.	6,300	196,434
The Kroger Co.	6,640	164,672
Wal-Mart Stores, Inc.	20,610	1,095,216
Walgreen Co.	10,145	430,757
Whole Foods Market, Inc.	1,700	107,865

		3,051,599

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	22,264	587,992
Archer-Daniels-Midland Co.	7,200	217,080
Brown-Forman Corp., Class B	880	65,727
Campbell Soup Co.	2,000	69,100
Coca-Cola Enterprises, Inc.	3,500	102,130

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ConAgra Foods, Inc.	4,870	125,695
Constellation Brands, Inc., Class A *	1,700	35,394
Dean Foods Co. *	1,700	20,859
Dr Pepper Snapple Group, Inc.	2,700	113,211
General Mills, Inc.	6,858	255,255
H.J. Heinz Co.	3,470	184,882
Hormel Foods Corp.	1,400	41,734
Kellogg Co.	2,800	154,896
Kraft Foods, Inc., Class A	18,790	661,972
Lorillard, Inc.	1,636	178,111
McCormick & Co., Inc. - Non Voting Shares	1,500	74,355
Mead Johnson Nutrition Co.	2,300	155,365
Molson Coors Brewing Co., Class B	1,678	75,074
PepsiCo, Inc.	17,248	1,214,777
Philip Morris International, Inc.	19,144	1,278,245
Reynolds American, Inc.	3,512	130,120
Sara Lee Corp.	6,300	119,637
The Coca-Cola Co.	24,902	1,675,655
The Hershey Co.	1,644	93,461
The JM Smucker Co.	1,246	95,244
Tyson Foods, Inc., Class A	3,186	61,872

		7,787,843

Health Care Equipment & Services 4.2%
Aetna, Inc.	4,280	188,705
AmerisourceBergen Corp.	2,960	122,544
Baxter International, Inc.	6,250	373,063
Becton, Dickinson & Co.	2,500	215,425
Boston Scientific Corp. *	16,590	114,637
C.R. Bard, Inc.	1,020	112,057
Cardinal Health, Inc.	3,734	169,598
CareFusion Corp. *	2,417	65,670
Cerner Corp. *	1,600	97,776
CIGNA Corp.	3,080	158,404
Coventry Health Care, Inc. *	1,550	56,529
Covidien PLC	5,200	276,796
DaVita, Inc. *	800	69,288
DENTSPLY International, Inc.	1,600	60,928
Edwards Lifesciences Corp. *	1,200	104,616
Express Scripts, Inc. *	5,828	314,595
Humana, Inc.	1,900	153,026
Intuitive Surgical, Inc. *	400	148,844
Laboratory Corp. of America Holdings *	1,104	106,856
McKesson Corp.	2,816	235,558
Medco Health Solutions, Inc. *	4,286	242,245
Medtronic, Inc.	11,549	444,983
Patterson Cos., Inc.	980	32,232
Quest Diagnostics, Inc.	1,560	92,196
St. Jude Medical, Inc.	3,804	181,375
Stryker Corp.	3,260	191,329
Tenet Healthcare Corp. *	6,500	40,560
UnitedHealth Group, Inc.	11,710	604,002
Varian Medical Systems, Inc. *	1,000	70,020
WellPoint, Inc.	3,936	310,039
Zimmer Holdings, Inc. *	2,184	138,029

		5,491,925

Household & Personal Products 2.3%
Avon Products, Inc.	4,616	129,248
Colgate-Palmolive Co.	5,320	465,021
Kimberly-Clark Corp.	4,326	287,938
The Clorox Co.	1,500	101,160
The Estee Lauder Cos. Inc., Class A	1,200	126,228
The Procter & Gamble Co.	30,173	1,918,098

		3,027,693

Insurance 3.7%
ACE Ltd.	3,600	236,952
Aflac, Inc.	5,050	235,734
American International Group, Inc. *	4,771	139,886
Aon Corp.	3,410	174,933
Assurant, Inc.	1,100	39,897
Berkshire Hathaway, Inc., Class B *	18,838	1,457,873
Cincinnati Financial Corp.	1,735	50,627
Genworth Financial, Inc., Class A *	5,000	51,400
Lincoln National Corp.	3,662	104,330
Loews Corp.	3,388	142,601
Marsh & McLennan Cos., Inc.	5,800	180,902
MetLife, Inc.	11,607	509,199
Principal Financial Group, Inc.	3,563	108,387
Prudential Financial, Inc.	5,270	335,119
The Allstate Corp.	5,640	172,189
The Chubb Corp.	3,280	205,361
The Hartford Financial Services Group, Inc.	4,630	122,093
The Progressive Corp.	6,880	147,094
The Travelers Cos., Inc.	4,439	259,149
Torchmark Corp.	800	51,312
Unum Group	3,676	93,665
XL Group plc	3,300	72,534

		4,891,237

Materials 3.6%
Air Products & Chemicals, Inc.	2,320	221,746
Airgas, Inc.	800	56,032
AK Steel Holding Corp.	1,125	17,730
Alcoa, Inc.	12,172	193,048
Allegheny Technologies, Inc.	1,070	67,913
Ball Corp.	2,000	76,920
Bemis Co., Inc.	1,000	33,780
CF Industries Holdings, Inc.	800	113,336
Cliffs Natural Resources, Inc.	1,500	138,675
E.I. du Pont de Nemours & Co.	9,914	535,852
Eastman Chemical Co.	800	81,656
Ecolab, Inc.	2,504	141,175
FMC Corp.	700	60,214
Freeport-McMoRan Copper & Gold, Inc.	10,204	539,792
International Flavors & Fragrances, Inc.	800	51,392
International Paper Co.	4,698	140,094
MeadWestvaco Corp.	1,949	64,921
Monsanto Co.	5,750	417,105
Newmont Mining Corp.	5,246	283,127

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nucor Corp.	3,400	140,148
Owens-Illinois, Inc. *	1,700	43,877
PPG Industries, Inc.	1,800	163,422
Praxair, Inc.	3,245	351,725
Sealed Air Corp.	1,928	45,867
Sigma-Aldrich Corp.	1,282	94,073
The Dow Chemical Co.	12,905	464,580
The Sherwin-Williams Co.	933	78,251
Titanium Metals Corp.	1,000	18,320
United States Steel Corp.	1,500	69,060
Vulcan Materials Co. (c)	1,400	53,942

		4,757,773

Media 3.3%
Cablevision Systems Corp., Class A	2,500	90,525
CBS Corp., Class B - Non Voting Shares	7,280	207,407
Comcast Corp., Class A	30,013	760,529
DIRECTV, Class A *	8,280	420,790
Discovery Communications, Inc., Class A *	3,000	122,880
Gannett Co., Inc.	2,960	42,387
News Corp., Class A	24,374	431,420
Omnicom Group, Inc.	3,040	146,406
Scripps Networks Interactive, Inc., Class A	1,000	48,880
The Interpublic Group of Cos., Inc.	4,997	62,463
The McGraw-Hill Cos., Inc.	3,330	139,560
The Walt Disney Co.	20,420	797,197
The Washington Post Co., Class B	30	12,569
Time Warner Cable, Inc.	3,809	297,254
Time Warner, Inc.	11,574	420,946
Viacom Inc., Class B	6,480	330,480

		4,331,693

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	16,855	886,910
Agilent Technologies, Inc. *	3,667	187,420
Allergan, Inc.	3,310	275,557
Amgen, Inc. *	10,264	598,904
Biogen Idec, Inc. *	2,550	272,646
Bristol-Myers Squibb Co.	18,300	529,968
Celgene Corp. *	5,050	304,616
Cephalon, Inc. *	900	71,910
Eli Lilly & Co.	10,820	406,075
Forest Laboratories, Inc. *	3,170	124,708
Gilead Sciences, Inc. *	8,478	351,074
Hospira, Inc. *	1,900	107,654
Johnson & Johnson	29,738	1,978,172
Life Technologies Corp. *	1,839	95,757
Merck & Co., Inc.	33,529	1,183,238
Mylan, Inc. *	4,691	115,727
PerkinElmer, Inc.	1,200	32,292
Pfizer, Inc.	85,396	1,759,158
Thermo Fisher Scientific, Inc. *	4,090	263,355
Waters Corp. *	1,000	95,740
Watson Pharmaceuticals, Inc. *	1,300	89,349

		9,730,230

Real Estate 1.7%
Apartment Investment & Management Co., Class A	1,277	32,602
AvalonBay Communities, Inc.	934	119,926
Boston Properties, Inc.	1,516	160,939
CB Richard Ellis Group, Inc., Class A *	3,600	90,396
Equity Residential	3,200	192,000
HCP, Inc.	4,000	146,760
Health Care REIT, Inc.	1,400	73,402
Host Hotels & Resorts, Inc.	7,060	119,667
Kimco Realty Corp.	3,910	72,882
Plum Creek Timber Co., Inc.	1,760	71,350
Prologis, Inc.	4,032	144,507
Public Storage	1,500	171,015
Simon Property Group, Inc.	3,237	376,237
Ventas, Inc.	1,700	89,607
Vornado Realty Trust	1,763	164,276
Weyerhaeuser Co.	6,341	138,614

		2,164,180

Retailing 3.6%
Abercrombie & Fitch Co., Class A	900	60,228
Amazon.com, Inc. *	3,900	797,511
AutoNation, Inc. (c)*	1,000	36,610
AutoZone, Inc. *	300	88,455
Bed Bath & Beyond, Inc. *	2,716	158,533
Best Buy Co., Inc.	3,825	120,143
Big Lots, Inc. *	900	29,835
CarMax, Inc. *	2,500	82,675
Expedia, Inc.	2,200	63,778
Family Dollar Stores, Inc.	1,300	68,328
GameStop Corp., Class A *	2,000	53,340
Genuine Parts Co.	1,700	92,480
J.C. Penney Co., Inc.	2,500	86,350
Kohl’s Corp.	3,010	150,530
Limited Brands, Inc.	2,808	107,968
Lowe’s Cos., Inc.	14,040	327,273
Macy’s, Inc.	4,522	132,223
Netflix, Inc. *	500	131,345
Nordstrom, Inc.	1,750	82,145
O’Reilly Automotive, Inc. *	1,500	98,265
Priceline.com, Inc. *	530	271,323
Ross Stores, Inc.	1,300	104,156
Sears Holdings Corp. (c)*	405	28,933
Staples, Inc.	7,850	124,030
Target Corp.	7,720	362,145
The Gap, Inc.	4,676	84,636
The Home Depot, Inc.	17,165	621,716
The TJX Cos., Inc.	4,310	226,404
Tiffany & Co.	1,126	88,414
Urban Outfitters, Inc. *	1,200	33,780

		4,713,552

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	5,530	38,655
Altera Corp.	3,280	152,028
Analog Devices, Inc.	3,230	126,422
Applied Materials, Inc.	14,270	185,653

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Broadcom Corp., Class A *	4,955	166,686
First Solar, Inc. (c)*	600	79,362
Intel Corp.	57,321	1,270,233
KLA-Tencor Corp.	1,800	72,864
Linear Technology Corp.	2,230	73,635
LSI Corp. *	8,310	59,167
MEMC Electronic Materials, Inc. *	1,900	16,207
Microchip Technology, Inc.	2,100	79,611
Micron Technology, Inc. *	10,600	79,288
National Semiconductor Corp.	2,500	61,525
Novellus Systems, Inc. *	900	32,526
NVIDIA Corp. *	6,300	100,390
Teradyne, Inc. *	2,100	31,080
Texas Instruments, Inc.	12,760	418,911
Xilinx, Inc.	2,800	102,116

		3,146,359

Software & Services 8.5%
Adobe Systems, Inc. *	5,600	176,120
Akamai Technologies, Inc. *	2,000	62,940
Autodesk, Inc. *	2,420	93,412
Automatic Data Processing, Inc.	5,213	274,621
BMC Software, Inc. *	1,860	101,742
CA, Inc.	4,144	94,649
Citrix Systems, Inc. *	1,960	156,800
Cognizant Technology Solutions Corp., Class A *	3,200	234,688
Computer Sciences Corp.	1,800	68,328
Compuware Corp. *	2,650	25,864
eBay, Inc. *	12,388	399,761
Electronic Arts, Inc. *	4,058	95,769
Fidelity National Information Services, Inc.	3,000	92,370
Fiserv, Inc. *	1,560	97,703
Google, Inc., Class A *	2,725	1,379,885
International Business Machines Corp.	13,045	2,237,870
Intuit, Inc. *	2,896	150,186
MasterCard, Inc., Class A	1,000	301,340
Microsoft Corp.	80,688	2,097,888
Monster Worldwide, Inc. *	1,704	24,981
Oracle Corp.	42,280	1,391,435
Paychex, Inc.	3,450	105,984
Red Hat, Inc. *	2,000	91,800
SAIC, Inc. *	2,500	42,050
Salesforce.com, Inc. *	1,154	171,923
Symantec Corp. *	8,841	174,344
Teradata Corp. *	1,800	108,360
Total System Services, Inc.	1,800	33,444
VeriSign, Inc.	2,025	67,756
Visa, Inc., Class A	5,300	446,578
Western Union Co.	7,059	141,392
Yahoo!, Inc. *	14,010	210,710

		11,152,693

Technology Hardware & Equipment 6.7%
Amphenol Corp., Class A	1,900	102,581
Apple, Inc. *	9,970	3,346,630
Cisco Systems, Inc.	59,398	927,203
Corning, Inc.	16,650	302,197
Dell, Inc. *	17,772	296,259
EMC Corp. *	22,162	610,563
F5 Networks, Inc. *	900	99,225
FLIR Systems, Inc.	1,500	50,565
Harris Corp.	1,400	63,084
Hewlett-Packard Co.	22,393	815,105
Jabil Circuit, Inc.	2,127	42,965
JDS Uniphase Corp. *	2,519	41,967
Juniper Networks, Inc. *	5,700	179,550
Lexmark International, Inc., Class A *	760	22,238
Molex, Inc.	1,600	41,232
Motorola Mobility Holdings, Inc. *	3,041	67,024
Motorola Solutions, Inc. *	3,876	178,451
NetApp, Inc. *	3,800	200,564
QUALCOMM, Inc.	17,820	1,011,998
SanDisk Corp. *	2,800	116,200
Tellabs, Inc.	4,730	21,805
Western Digital Corp. *	2,800	101,864
Xerox Corp.	15,067	156,847

		8,796,117

Telecommunication Services 3.1%
American Tower Corp., Class A *	4,270	223,449
AT&T, Inc.	64,258	2,018,344
CenturyLink, Inc.	6,685	270,274
Frontier Communications Corp.	11,096	89,545
MetroPCS Communications, Inc. *	2,800	48,188
Sprint Nextel Corp. *	31,859	171,720
Verizon Communications, Inc.	30,654	1,141,248
Windstream Corp.	5,335	69,142

		4,031,910

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	1,800	141,912
CSX Corp.	12,060	316,213
Expeditors International of Washington, Inc.	2,300	117,737
FedEx Corp.	3,520	333,872
Norfolk Southern Corp.	3,900	292,227
Ryder System, Inc.	600	34,110
Southwest Airlines Co.	8,686	99,194
Union Pacific Corp.	5,280	551,232
United Parcel Service, Inc., Class B	10,605	773,423

		2,659,920

Utilities 3.3%
Ameren Corp.	2,600	74,984
American Electric Power Co., Inc.	5,070	191,038
CenterPoint Energy, Inc.	4,550	88,042
CMS Energy Corp.	2,960	58,282
Consolidated Edison, Inc.	3,050	162,382
Constellation Energy Group, Inc.	2,100	79,716
Dominion Resources, Inc.	6,150	296,860
DTE Energy Co.	1,800	90,036
Duke Energy Corp.	14,483	272,715
Edison International	3,500	135,625
Entergy Corp.	1,927	131,576
Exelon Corp.	7,040	301,594

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FirstEnergy Corp.	4,569	201,721
Integrys Energy Group, Inc.	897	46,500
NextEra Energy, Inc.	4,450	255,697
Nicor, Inc.	610	33,391
NiSource, Inc.	2,946	59,657
Northeast Utilities	2,000	70,340
NRG Energy, Inc. *	2,600	63,908
ONEOK, Inc.	1,100	81,411
Pepco Holdings, Inc.	2,250	44,168
PG&E Corp.	4,300	180,729
Pinnacle West Capital Corp.	1,150	51,267
PPL Corp.	6,110	170,041
Progress Energy, Inc.	3,180	152,672
Public Service Enterprise Group, Inc.	5,450	177,888
SCANA Corp.	1,200	47,244
Sempra Energy	2,731	144,415
Southern Co.	9,160	369,881
TECO Energy, Inc.	2,140	40,425
The AES Corp. *	7,250	92,365
Wisconsin Energy Corp.	2,500	78,375
Xcel Energy, Inc.	4,859	118,074

		4,363,019

Total Common Stock
(Cost $85,357,144)		129,948,387

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.6%
Citibank
0.03%, 07/01/11	755,144	755,144

U.S. Treasury Bill 0.0%
U.S. Treasury Bill
0.02%, 09/15/11 (b)	50,000	49,999

Total Short-Term Investments
(Cost $805,142)		805,143

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	238,761	238,761

Total Collateral Invested for Securities on Loan
(Cost $238,761)		238,761

End of Collateral Invested for Securities on Loan.

At 06/30/11, the tax basis cost of the fund’s investments was $89,388,522 and the unrealized appreciation and depreciation were $52,084,711 and ($10,719,703), respectively, with a net unrealized appreciation of $41,365,008.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 06/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	10	657,750	12,420

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments in affiliated issuers, at value (cost $104,733)		$187,629
Investments in unaffiliated issuers, at value including securities on loan of $233,785 (cost $86,057,553)	+	130,565,901

Total investments, at value (cost $86,162,286)		130,753,530
Collateral invested for securities on loan		238,761
Receivables:
Investments sold		3,445
Fund shares sold		455,819
Dividends		165,617
Due from broker for futures		2,791
Income from securities on loan		1,171
Interest		1
Prepaid expenses	+	507

Total assets		131,621,642

Liabilities

Collateral held for securities on loan		238,761
Payables:
Investment adviser and administrator fees		1,038
Fund shares redeemed		793
Accrued expenses	+	41,402

Total liabilities		281,994

Net Assets

Total assets		131,621,642
Total liabilities	−	281,994

Net assets		$131,339,648

Net Assets by Source
Capital received from investors		96,547,796
Net investment income not yet distributed		1,102,477
Net realized capital losses		(10,928,690)
Net unrealized capital gains		44,618,065

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$131,339,648		6,908,226		$19.01

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Dividends received from affiliated issuer		$1,303
Dividends received from unaffiliated issuers		1,262,897
Interest		245
Securities on loan	+	5,695

Total investment income		1,270,140

Expenses

Investment adviser and administrator fees		96,340
Portfolio accounting fees		21,543
Professional fees		21,426
Shareholder reports		16,574
Trustees’ fees		12,310
Transfer agent fees		4,708
Custodian fees		3,826
Other expenses	+	8,998

Total expenses		185,725
Expense reduction by CSIM	−	6,604

Net expenses	−	179,121

Net investment income		1,091,019

Realized and Unrealized Gains (Losses)

Net realized gains on investments		113,109
Net realized gains on futures contracts	+	107,688

Net realized gains		220,797
Net unrealized losses on affiliated issuer		(9,310)
Net unrealized gains on unaffiliated investments		5,909,583
Net unrealized losses on futures contracts	+	(6,596)

Net unrealized gains	+	5,893,677

Net realized and unrealized gains		6,114,474

Increase in net assets resulting from operations		$7,205,493

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			1/1/10-12/31/10
Net investment income		$1,091,019	$2,216,740
Net realized gains (losses)		220,797	(242,623)
Net unrealized gains	+	5,893,677	14,492,560

Increase in net assets from operations		7,205,493	16,466,677

Distributions to Shareholders

Distributions from net investment income		($2,210,433)	($2,286,993)

Transactions in Fund Shares

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		668,028	$12,745,435	1,082,558	$18,089,928
Shares reinvested		116,277	2,210,433	127,765	2,286,993
Shares redeemed	+	(604,150)	(11,512,568)	(2,283,960)	(38,393,906)

Net transactions in fund shares		180,155	$3,443,300	(1,073,637)	($18,016,985)

Shares Outstanding and Net Assets

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,728,071	$122,901,288	7,801,708	$126,738,589
Total increase or decrease	+	180,155	8,438,360	(1,073,637)	(3,837,301)

End of period		6,908,226	$131,339,648	6,728,071	$122,901,288

Net investment income not yet distributed			$1,102,477		$2,221,891

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

16

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$129,948,387	$—	$—	$129,948,387
Short-Term Investments(a)	—	805,143	—	805,143

Total	$129,948,387	$805,143	$—	$130,753,530

Other Financial Instruments
Collateral Invested for Securities on Loan	$238,761	$—	$—	$238,761
Futures Contracts*	12,420	—	—	12,420

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

 17

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The fund has adopted the new guidance for the period ended June 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

The fund entered into equity index futures contracts (“futures”) from January 1, 2011 through June 30, 2011. The fund invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and variation margin for any futures contracts held at June 30, 2011 and the realized/unrealized gains (losses) on futures contracts held during the period ended June 30, 2011 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for further disclosures concerning the risks of investing in futures contracts. During the period, the monthly average value of futures contracts held by the fund was $1,060,049 and the monthly average number of contracts was 16.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of June 30, 2011 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

18

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or

 19

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

The fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending risk involves the risk of loss of rights in the collateral or delay in the recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.28% through April 29, 2013, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2011, the fund had no direct security transactions with other Schwab Funds.

20

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the fund during the report period:

					Realized	Dividends
Balance of			Balance of	Market	Gain (Loss)	Received
Shares Held	Gross	Gross	Shares Held	Value at	1/1/11 to	1/1/11 to
at 12/31/10	Additions	Sales	at 06/30/11	06/30/11	06/30/11	06/30/11

10,306	1,100	—	11,406	$187,629	$—	$1,303

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

The trust’s Board of Trustees oversees the general conduct of the trust and the fund. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$3,721,718	$1,367,629

 21

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2010, the fund had capital loss carryforwards available to offset net capital gains before the expiration date:

Expiration Date

December 31, 2011	$38,119
December 31, 2012	359,506
December 31, 2013	2,128,687
December 31, 2014	880,924
December 31, 2015	—
December 31, 2016	2,899,868
December 31, 2017	1,365,160
December 31, 2018	257,470

Total	$7,929,734

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. As of December 31, 2010, the fund had no capital losses deferred and capital losses utilized. The fund had a capital loss of $7,809,978 that expired in 2010.

As of June 30, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

22

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of continuance of the Agreement with respect to the fund at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreement with respect to the fund for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreement with respect to the fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2.	the fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported renewal of the Agreement with respect to the fund.

Fund Performance. The Board considered the fund’s performance in determining whether to renew the Agreement with respect to the fund. Specifically, the Trustees considered the fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the fund, the Trustees considered both risk and shareholder risk expectations for the fund and the appropriateness of the benchmark used to compare the performance of the fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full

 23

deliberations, that the performance of the fund supported renewal of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreement with respect to the fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

24

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 25

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

26

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

Notes

Notes

Notes

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a) (1)	Code of ethics — not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/S/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date: August 10, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date: August 10, 2011

By:	/s/ George Pereira George Pereira
Treasurer and Principal Financial Officer

Date: August 10, 2011